INVESTMENT SECURITIES (Details 2)	12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 Greek government bonds EUR (€)	Dec. 31, 2012 Greek government bonds EUR (€)	Dec. 31, 2013 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2012 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2013 Corporate debt securities issued by foreign companies EUR (€)	Dec. 31, 2013 Foreign Treasury Bills EUR (€)	Dec. 31, 2012 Foreign Treasury Bills EUR (€)	Dec. 31, 2013 Debt securities issued by financial institutions incorporated outside Greece EUR (€)
Held To Maturity Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	€ 356,000,000	$ 14,369,000,000	€ 10,360,000,000	€ 67,000,000	€ 120,000,000	€ 10,064,000,000	€ 92,000,000	€ 10,000,000	€ 109,000,000	€ 144,000,000	€ 110,000,000
Gross Unrecognized Gains	49,000,000		169,000,000	65,000,000	30,000,000	102,000,000	19,000,000	0	0	0	2,000,000
Gross Unrecognized (Losses)	(1,000,000)		(57,000,000)	0	(1,000,000)	(57,000,000)	0	0	0	0	0
Fair Value	404,000,000		10,472,000,000	132,000,000	149,000,000	10,109,000,000	111,000,000	10,000,000	109,000,000	144,000,000	112,000,000
Fair Value
Fair Value Less than 12 months	0		687,000,000		0	687,000,000
Fair Value 12 months or longer	56,000,000		0		56,000,000	0
Fair Value Total	56,000,000		687,000,000		56,000,000	687,000,000
Unrecognized Loss
Unrecognized Losses Less than 12 months	0		(57,000,000)		0	(57,000,000)
Unrecognized Losses 12 months or longer	(1,000,000)		0		(1,000,000)	0
Unrecognized Losses Total	(1,000,000)		(57,000,000)		(1,000,000)	(57,000,000)
Scheduled Maturities Of Held To Maturity Securities Amortized Cost [Abstract]
Due in one year or less	216,000,000		110,000,000
Due from one to five years	0		1,821,000,000
Due from five to ten years	78,000,000		7,897,000,000
Due after ten years	62,000,000		532,000,000
Total	356,000,000		10,360,000,000
Scheduled Maturities Of Held To Maturity Securities Fair Value [Abstract]
Due in one year or less	214,000,000		110,000,000
Due from one to five years	0		1,812,000,000
Due from five to ten years	98,000,000		7,954,000,000
Due after ten years	93,000,000		596,000,000
Total	405,000,000		10,472,000,000
Held To Maturity Securities Textuals [Abstract]
HTM pledged as collateral	0		9,723,000,000
Government bonds offered for exchange	4,400,000,000
European Financial Stability Facility bonds	1,500,000,000
European Financial Stability Facility bonds maturity	6 months
Gains Before Tax on European Financial Stability Facility bonds exchange	362,000,000
Debt securities issued by foreign companies	42,000,000
EFSF bonds included in foreign government debt securities			€ 9,123,000,000